UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM N-PX


               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act
file number:			811-21576
Name of registrant:		Stock Dividend Fund
Address:			8150 N. Central Expwy #101, Dallas, Texas 75206
Agent for service:		Laura S. Adams   (same address)

Registrants phone number:	214-360-7410
Date of fiscal year end:	December 31
Reporting period:		June 30, 2007 through June 30, 2008





Company			Mtg	Matter			Who	Mgmt	Vote
Symbol/Cusip		Date	Voted On		From	Rec	Cast
--------------		----	---------------		----	----	----


Freeport-McMoran	07/10	Directors		CO	For	For
FCX	35671D857	07/10	2006 Stock Incentive	CO	For	For
			07/10	Ratify Accountants	CO	For	For


PetroChina Company	08/10	Allotment&Issue shares	CO	For	For
PTR	71646E100	08/10	Board&Attorney Auth	CO	For	For


Telecon New Zealand	08/17	Share Cancellation	CO	For	For
NZT	879278208


Telecon New Zealand	10/04	Remuneration of AuditorsCO	For	For
NZT	879278208	10/04	Directors		CO	For	For
			10/04   Amend Consdtitution	CO	For	For
			10/04	Paul Reynolds/750k sh	CO	For	For
			10/04	Paul Reynolds/750k rts	CO	For	For


Whirlpool Corp		04/15	Election of Director	CO	For	For
WHR	963320106	04/15	Election of Director	CO	For	For
			04/15	Election of Director	CO	For	For
			04/15	Election of Director	Co	For	For
			04/15	Elect Director Annually	CO	Against	Against
			04/15	Elim Supermajority vote	CO	Against	Against


General Electric	04/23	Election of Directors(A)CO	For	For
GE	369604103	04/23	Ratification of KPMG (B)CO	For	For
			04/23	Cumulative Voting	CO	Against	Against
			04/23	Separate Roles		CO	Against	Against
			04/23	Recoup	Mgt. Bonuses	CO	Against	Against
			04/23	Curb Over-Extended Dir.	CO	Against	Against
			04/23	Report on Char Contrib	CO	Against	Against
			04/23	Global Warming Report	CO	Against	Against
			04/23 	Advisory Note on Exec	CO	Against	Against


The Hershey Company	04/22	Election of Directors	CO	For	For
HSY	427866108	04/22	Ratify Appointment	CO	For	For
			04/22	Stockholder Proposal	CO	Against	Against
			04/22	Stockholder Proposal	CO	Against	Against


Olin Corporation	04/24	Directors Recommend	CO	For	For
OLN	680665205	04/24	Ratify Appointment	CO	For 	For


Citigroup Inc.		04/22	Proposal to Elect	CO	For	For
C	172967101	04/22	Proposal to Ratify	CO	For	For
			04/22	Request Report-Govt Svc	CO	Against	Against
			04/22	Request Report-Politics	CO	Against	Against
			04/22	Executive Compensation	CO	Against	Against
			04/22	Request for 2 Candidate	CO	Against	Against
			04/22	Request Report-Equator	CO	Against	Against
			04/22	Adoption of Employment	CO	Against	Against
			04/22	Amend GHG Emission 	CO	Against	Against
			04/22	Human Rights Issues	CO	Against	Against
			04/22	Requesting Ind. Board	CO	Against	Against
			04/22	Ratify Exec. Compensat.	CO	Against	Against


PPG Indusries, Inc.	04/17	Directors Recommend	Co	For	For
PPG	693506107	04/17	Proposal to Endorse	Co	For	For


Paccar Inc 		04/22	Directors Recommend	Co	For	For
PCAR	693718108	04/22	Amend Certificate	CO	For	For
			04/22	Supermajority vote prov	CO	Against	Against
			04/22	Director vote Threshold	CO	Against	Against


Pfizer Inc.		04/24	Election of Directors	CO	For	For
PFE	717081103	04/24	Ratify Selection of KPMGCO	Against	Against
			04/24	Proposal of Stock OptionCo	Against	Against
			04/24	Sep. Chairman & CEO RuleCO	Against	Against


Polaris Industries Inc.	05/01	Directors Recommend	CO	For	For
PII	731068102 	05/01	Ratify Ernst & Young	CO	For	For


Burlington Northern 	04/24	Election of Directos	CO	For	For
BNI	12189T104	04/24	Ratify Auditors for 2008CO	For	For
			04/24	Say on Execution Pay	CO	Against	Against


Louisiana-Pacific Corp.	05/01	Election of Directors	CO	For	For
LPX	546347105	05/01	Ratify Auditors for 2008CO	For	For


Verizon Communications	05/01	Election of Directors	CO	For	For
VZ	92343V104	05/01	Ratify App of Acc Firm	CO	For	For
			05/01	Eliminate Stock Options	CO	Against	Against
			05/01	Gender Nondiscrim PolicyCO	Against	Against
			05/01	Separate offices of CEO	CO	Against	Against


Bank of America Corp.	04/23	Election of Directors	CO	For	For
BAC	060505104	04/23	Management Proposal	Co	For	For
			04/23	Stock Options Proposal	CO	Against	Against
			04/23	Advisory Vote on Exec 	CO	Against	Against
			04/23	Determin. of CEO Comp	CO	Against	Against
			04/23	Cumulative Voting Prop.	Co	Against	Against
			04/23	Independant Board Chair.CO	Against	Against
			04/23	Special SH Meetings	Co	Against	Against
			04/23	Equator Principles Prop.CO	Against	Against
			04/23	Human Rights Proposal	Co	Against	Against


Conoco Phillips		05/14	Election of Directors	CO	For	For
COP	20825C104	05/14	Prop. to amend by-laws	CO	For	For
			05/14	Rat. Appt. of Ernst&You	Co	For	For
			05/14	Qualifications for Dir.	CO	Against	Against
			05/14	Report of Indigen. RghtsCO	Against	Against
			05/14	Advis. Vote on Exec CompCO	Against	Against
			05/14	Political Contributions	CO	Against	Against
			05/14	Greenhouse Gas ReductionCO	Against	Against
			05/14	Community AccountabilityCO	Against	Against
			05/14	Drllng in Prtected Area	Co	Against	Against
			05/14	Environmental Impact	CO	Against	Against
			05/14	Global Warming		Co	Against	Against


UST Inc.		05/06	Election of Directors	CO	For	For
UST	902911106	05/06	Apprv Ernst&Young as AudCo	For	For
			05/06	Call of Spec Mtgs by SH Co	Against	Against
			05/06	Healthcare Reform Princ.CO	Against	Against


Kraft Foods Inc.	05/13	Election of Directors	CO	For	For
KFT	50075N104	05/13	sel of indep. Auditors	CO	For 	For


Harley-davidson Inc.	04/26	Election of Directors	Co	For	For
HOG	412822108	04/26	Rat. Ern&Yng to be Aud.	Co	For	For


Masco Corp		05/13	Election of Directors	Co	For	For
MAS	574599106	05/13	Ratify Prcwtrhouse	Co	For	For


The Dow Chemical Co.	05/15	Election of Directors	Co	For	For
DOW	260543103	05/15	Ratify Accounting Firm	CO	For	For
			05/15	SH Prop. on Chemicals	Co	Against	Against
			05/15	SH Prop. on Environment	Co	Against	Against
			05/15	Sh Prop. on Genetic SeedCO	Against	Against
			05/15	Sh Prop. on Compensat.	CO	Against	Against


Home Depot		05/22	Election of Directors	Co	For	For
HD	437076102	05/22	Ratify KPMG as Accting	CO	For	For
			05/22	Apprv goals Mgt Incent	Co	For	For
			05/22	Apprv Stk Purch Plan Am	CO	For	For
			05/22	SH Prop Pol. NonPartis.	Co	Against	Against
			05/22	SH Prop Special SH Meet	CO	Against	Against
			05/22	Emplymnt Divers. Report	Co	Against	Against
			05/22	Exec. Officer Compensat	Co	Against	Against
			05/22	Pay-For-Superior PerformCo	Against	Against


Chevron Corporation	05/28	Election of Directors	CO	For	For
CVX	166764100	05/28	Ratify Public Acc. Firm	CO	For	For
			05/28	Amend Cert to Incr Shrs	CO	For	For
			05/28	Sep. CEO/Chairmn PositonCO	Against	Against
			05/28	Report on Human Rights	CO	Against	Against
			05/28	Canadian Oil Sands Oper.CO	Against	Against
			05/28	Greenhouse Gas EmissionsCO	Against	Against
			05/28	Guidlines for Ctry Sel.	CO	Against	Against
			05/28	Report Host Country LawsCO	Against	Against


Alria Group, Inc.	05/27	Election of Directors	CO	For	For
MO	02209S103	05/27	Rat. Indep. Auditors	Co	For	For
			05/27	SH say on Exec. Pay	Co	Against	Against
			05/27	SH Prop. Cumltv Voting	CO	Against	Against
			05/27	Apply Global Practices	CO	Against	Against
			05/27	Stp Youth Ad Campaigns	CO	Against	Against
			05/27	"Two Cig" Apprch to Mkt	Co	Against	Against
			05/27	Endrs Health Care Princ.Co	Against	Against


Freeport-McMoran	06/05	Election of Nominees	Co	For	For
FCX	35671D857	06/05	Rat. Ernst&Yng as Aud.	Co	For	For
			06/05	Inc. CommnStk Shares	Co	For	For


Caterpillar Inc.	06/11	Election of Directors	Co	For	For
CAT	149123101	06/11	Ratify Auditors		Co	For	For
			06/11	SH Prop. Annual Elect.	Co	Against	Against
			06/11	SH Prop. Dir. Maj. Vote	Co	Against	Against
			06/11	Sh Prop. Foreign Mil SalCo	Against	Against


Fairpoint Commun. Inc.	06/18	Election of Directors	CO	For	For
FRP	305560104	06/18	Rat. Ernst&Yng as Aud.	Co	For	For
			06/18	Apprv LT Incentive Pln.	Co	For	For
			06/18	Apprv Annual Incent.Pln	Co	For	For






--------------------------------------------------------------------------------




                                  SIGNATURES


    Pursuant to the requirements of the Investment Company Act of 1940 Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


    (Registrant) STOCK DIVIDEND FUND



    Signature and Title


    By: /s/ Laura S. Adams
            President

    Date: 08/04/08